LONG-TERM DEBT AND SHORT-TERM FINANCINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT AND SHORT-TERM FINANCINGS

NOTE 4. LONG-TERM DEBT AND SHORT-TERM FINANCINGS

Long-Term Debt

During July 2025, the Company pre-paid $4,997,292 of its long-term Oak Street debt pursuant to proceeds received from the Fortman sale as further described in Note 9. No pre-payment penalty was assessed.

The remaining composition of long-term debt, collateralized by certain commission revenues, is as follows:

	September 30, 2025	December 31, 2024

Oak Street Funding LLC (“Oak Street”) Term Loan for the acquisition of EBS and USBA, variable interest of prime rate plus 2.5%, maturing August 2028, net of deferred financing costs of $0 and $7,950 as of September 30, 2025 and December 31, 2024, respectively	$-	$305,996
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, variable interest of prime rate plus 1.5%, maturing December 2028, net of deferred financing costs of $0 and $9,974 as of September 30, 2025, and December 31, 2024, respectively	-	507,307
Oak Street Funding LLC Term Loan for the acquisition of SWMT, variable interest of prime rate plus 2.0%, maturing April 2029, net of deferred financing costs of $0 and $6,260 as of September 30, 2025 and December 31, 2024, respectively	-	593,527
Oak Street Funding LLC Term Loan for the acquisition of FIS, variable interest of prime rate plus 2.0%, maturing May 2029, net of deferred financing costs of $0 and $25,209 as of September 30, 2025 and December 31, 2024, respectively	-	1,505,894
Oak Street Funding LLC Term Loan for the acquisition of ABC, variable interest of prime rate plus 2.0%, maturing September 2029, net of deferred financing costs of $0 and $29,169 as of September 30, 2025 and December 31, 2024, respectively	-	2,514,031
Oak Street Funding LLC Term Loan for the acquisition of Barra & Associates, LLC, variable interest of prime rate plus 2.5%, maturing May 2032, net of deferred financing costs of $139,267 and $155,337 as of September 30, 2025 and December 31, 2024, respectively	5,241,237	5,633,564
	5,241,237	11,060,319
Less: current portion	(595,483)	(1,591,919)
Long-term debt	$4,645,754	$9,468,400

The following table depicts the maturities of the Company’s outstanding long-term debt.

Years Ending December 31,	Maturities of Long-Term Debt
2025 (remaining three months)	$143,621
2026	610,662
2027	675,536
2028	746,153
2029	826,570
Thereafter	2,377,962
Total	5,380,504
Less: debt issuance costs	(139,267)
Total	$5,241,237

Short-Term Financings

The Company has various short-term notes payable for financed items such as insurance premiums. These are normally paid in equal instalments over a period of twelve months or less and carry interest rates of up to 11.95% per annum. As of September 30, 2025, and December 31, 2024, balances outstanding on short-term financings were $106,406 and $58,829 respectively.

NOTE 8. LONG-TERM DEBT

The composition of the long-term debt follows:

	December 31, 2024	December 31, 2023

Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, variable interest of Prime Rate plus 2.5%, maturing August of 2028, net of deferred financing costs of $7,950 and $10,069 as of December 31, 2024 and 2023, respectively	$305,996	$369,602
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, variable interest of Prime Rate plus 1.5%, maturing December 2028, net of deferred financing costs of $9,974 and $12,525 as of December 31, 2024 and 2023, respectively	507,307	604,830
Oak Street Funding LLC Term Loan for the acquisition of SWMT, variable interest of Prime Rate plus 2.0%, maturing April 2029 net of deferred financing costs of $6,260 and $7,733 as of December 31, 2024 and 2023, respectively	593,527	695,758
Oak Street Funding LLC Term Loan for the acquisition of FIS, variable interest of Prime Rate plus 2.0%, maturing May 2029, net of deferred financing costs of $25,209 and $31,026 as of December 31, 2024 and 2023, respectively	1,505,894	1,758,558
Oak Street Funding LLC Term Loan for the acquisition of ABC, variable interest of Prime Rate plus 2.0%, maturing September 2029, net of deferred financing costs of $29,169 and $35,649 as of December 31, 2024 and 2023, respectively	2,514,031	2,899,409
Oak Street Funding LLC Term Loan, variable interest of Prime Rate plus 2.5%, maturing May 2032, for the acquisition of Barra, net of deferred financing costs of $155,337 and $176,762 as of December 31, 2024 and December 31, 2023, respectively	5,633,564	6,089,580
	11,060,319	12,417,737
Less: current portion	(1,591,919)	(1,390,766)
Long-term debt	$9,468,400	$11,026,971

Oak Street Funding LLC – Term Loans and Credit Facilities

During the year of 2018 the Company entered into two debt agreements with Oak Street Funding LLC (“Oak Street”). On August 1, 2018, EBS and USBA entered into a Credit Agreement with Oak Street whereby EBS and USBA borrowed $750,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. Interest accrues at a variable rate of Prime Rate plus 2.5% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018). The Company incurred debt issuance costs associated with the Term Loan in the amount of $22,188. On December 7, 2018, CCS entered into a Facility with Oak Street whereby CCS borrowed $1,025,000 from Oak Street under a senior secured amortizing credit facility. The borrowing rate under the Facility is a variable rate equal to Prime plus 1.50% and matures 10 years from the closing date. The Company incurred debt issuance costs associated with the Facility in the amount of $25,506, which were deferred and are amortized over the length of the Facility.

During the year of 2019 the Company entered in a number of Credit Agreements with Oak Street whereby the Company borrowed a total amount of $7,912,000 under the Term Loans. The Term Loans are secured by certain assets of the Company. The borrowing rates under the Facility is a variable rate equal to Prime plus 2.00% and matures 10 years from the closing date. The Company recorded debt issuance costs associated with the loans in total of $181,125.

On April 26, 2022 the Company entered into a secured promissory note (the Note) with Oak Street subject to the terms of the Master Credit Agreement, whereby the Company borrowed $6,250,000 with a maturity date of May 25, 2032. The Note is secured by certain assets of the Company and subject to certain financial covenants. Interest accrues at the Prime Rate plus 2.50% on the basis of a 360-day year. The Company incurred debt issuance costs associated with the Note of $214,257.

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2024 are:

Fiscal year ending December 31,	Maturities of Long-Term Debt
2025	$1,591,919
2026	1,755,061
2027	1,934,939
2028	2,096,550
2029	1,537,789
Thereafter	2,377,961
Total	11,294,219
Less debt issuance costs	(233,900)
Total	$11,060,319

Short-Term Financings

The Company has short-term notes payable for financed items such as insurance premiums. Total financed for the year ended December 31, 2024 and 2023 respectively was approximately $160,000 and $181,000. These are normally paid in equal installments over a period of twelve months or less and carry interest rates ranging between 7.5% and 12.0% per annum. As of December 31, 2024 and 2023, approximately $59,000 and $56,000 remains outstanding on short-term financings.